Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000024664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	(1.73%)	(0.10%)	2.14%
C000024665
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	1.20%	0.07%	2.01%
C000024666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000233371
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000024664
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%	0.82%	2.61%
Without Sales Load [Member] | C000024665
Average Annual Return [Line Items]
Average Annual Return, Percent	2.19%	0.07%	2.01%
Without Sales Load [Member] | C000024666
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	1.06%	2.86%
Without Sales Load [Member] | C000233371
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%	1.10%	2.88%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
FEDERATED INDEX: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return, Percent	3.79%	1.42%	3.00%
FEDERATED INDEX: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return, Percent	3.79%	1.42%	3.00%
FEDERATED INDEX: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return, Percent	3.79%	1.42%	3.00%
FEDERATED INDEX: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return, Percent	3.79%	1.42%	3.00%